Earnings Per Share (Reconciliation Of PG&E Corporation's Income Available For Common Shareholders And Weighted Average Shares Of Common Stock Outstanding For Calculating Basic EPS) (Details) (USD $)
In Millions, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Basic And Diluted [Line Items]
Net Income	$ 816	$ 844	$ 1,099
Weighted average common shares outstanding, basic	424	401	382
Employee share-based compensation	1	1
Total	$ 1.92	$ 2.1	$ 2.86
Basic [Member]
Earnings Per Share Basic And Diluted [Line Items]
Net Income			1,099
Less: distributed earnings to common shareholders			706
Undistributed earnings			393
Distributed earnings to common shareholders			706
Undistributed earnings allocated to common shareholders			385
Interest on Convertible Debt, Net of Tax			0
Total common shareholders earnings			1,091
Weighted average common shares outstanding, basic			382
Convertible subordinated notes			8
Employee share-based compensation			0
Weighted average common shares outstanding and participating securities			390
Distributed earnings, basic			$ 1.85	[1]
Undistributed earnings			$ 1.01
Total			$ 2.86
Diluted [Member]
Earnings Per Share Basic And Diluted [Line Items]
Net Income			1,099
Less: distributed earnings to common shareholders			0
Undistributed earnings			1,099
Distributed earnings to common shareholders			0
Undistributed earnings allocated to common shareholders			1,099
Interest on Convertible Debt, Net of Tax			8
Total common shareholders earnings			$ 1,107
Weighted average common shares outstanding, basic			382
Convertible subordinated notes			8
Employee share-based compensation			2
Weighted average common shares outstanding and participating securities			392
Distributed earnings, basic			$ 0	[1]
Undistributed earnings			$ 2.82
Total			$ 2.82

[1]	Distributed earnings, basic may differ from actual per share amounts paid as dividends, as the EPS computation under GAAP requires the use of the weighted average, rather than the actual, number of shares outstanding.